Financial Instruments - Financial Instruments Designated as Available-for-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Unrealized net gains on available for sale securities	$ 810	$ 912
Reclassification adjustment for realized losses (gains) on equity securities to earnings	361	(20)
Unrealized ains (losses) on available-for-sale investments recognized in OCI	$ 1,171	$ 892